Foreclosed Real Estate	12 Months Ended
Dec. 31, 2013
Other Real Estate and Foreclosed Assets [Abstract]
Real Estate Disclosure [Text Block]
Note 5 – Foreclosed Real Estate

At year end, foreclosed real estate is summarized below:

	(Dollars in thousands)
	2013	2012
Residential real estate	$94	$243
Commercial real estate and other dwellings.	716	151
Construction and land development	274	31
Total	$1,084	$425